Warrants Outstanding (Detail) (USD $)	2 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Jan. 31, 2014	Jan. 31, 2013
Class of Warrant or Right [Line Items]
Weighted Average Per Share Intrinsic Value, Outstanding	$ 0.40	$ 2.00
Weighted Average Per Share Intrinsic Value, Granted	$ 0	$ 0
Weighted Average Per Share Intrinsic Value, Exercised	$ 0	$ 0
Weighted Average Per Share Intrinsic Value, Cancelled	$ 0	$ 0
Weighted Average Per Share Intrinsic Value, Outstanding	$ 2.00	$ 0	$ 0.40
Number of warrants, Outstanding	314,500	714,500	293,600	150,000
Number of warrants, Granted	400,000	200,000	20,900	293,600
Number of warrants, Exercised	0	0	0
Number of warrants, Cancelled	0	0	0	(150,000)
Number of warrants, Outstanding	714,500	914,500	314,500	293,600